Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash	$ 7,141	$ 7,946
Accounts receivable	7	2
Other receivables	13	12
Security deposit	11	23
Prepaid expenses	19	2
Inventory	28	41
Total current assets	7,219	8,026
Non-current assets
Property and equipment	27	33
Operating lease right-of-use asset, net	199
Security deposit	17	17
Total assets	7,462	8,076
Current liabilities
Accounts payable and accrued liabilities	1,598	1,074
Operating lease liability due within one year	66
Total current liability	1,664	1,074
Long term operating lease liability	148
Total liabilities	1,812	1,074
Stockholders’ Equity
Share capital – unlimited authorized shares at no par value 70,468 and 64,676 shares outstanding at September 30, 2019 and December 31, 2018, respectively	136,554	126,684
Share capital subscription receivable	(589)	(868)
Additional paid-in capital	35,285	36,299
Accumulated deficit	(165,600)	(155,113)
Total Stockholders' equity	5,650	7,002
Total liabilities and stockholders' equity	$ 7,462	$ 8,076